Income Taxes - Reconciliations of the income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Loss before income tax expense	$ (27,734)	¥ (193,083)	¥ (254,639)	¥ (107,807)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	$ (6,933)	¥ (48,271)	¥ (63,660)	¥ (26,952)
Additional deduction of research and development expenses	(173)	(1,202)
Effect of different tax rates in different jurisdictions	1,767	12,303	31,006
Preferential rate			1,137	(4)
Statutory income/(expense)	(513)	(3,569)	(1,547)	1,432
Non-deductible expenses	660	4,595	1,138	710
Current and deferred tax rate differences			(1,313)	145
Change in valuation allowance	5,259	36,609	33,239	24,669
Income tax expenses	$ 67	¥ 465	¥ 0	¥ 0